Consolidated Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Profit of consolidated and affiliated companies	$ 3,711	$ 3,803	$ 5,722
Other comprehensive income (loss), Net of Tax:
Foreign currency translation, net of tax (provision)/benefit of: 2014 - $(78); 2013 - $57; 2012 - $9	(1,164)	(277)	60
Pension and other postretirement benefits:
Current year actuarial gain (loss), net of tax (provision)/benefit of: 2014 - $838; 2013 - $(1,232); 2012 - $372	(1,578)	2,277	(731)
Amortization of actuarial (gain) loss, net of tax (provision)/benefit of: 2014 - $(175); 2013 - $(265); 2012 - $(243)	344	516	458
Current year prior service credit (cost), net of tax (provision)/benefit of: 2014 - $(2); 2013 - $(2); 2012 - $(12)	4	3	23
Amortization of prior service (credit) cost, net of tax (provision)/benefit of: 2014 - $13; 2013 - $19; 2012 - $17	(25)	(35)	(31)
Amortization of transition (asset) obligation, net of tax (provision)/benefit of: 2014 - $0; 2013 - $(1); 2012 - $(1)	0	1	1
Derivative financial instruments:
Gains (losses) deferred, net of tax (provision)/benefit of: 2014 - $69; 2013 - $2; 2012 - $29	(118)	(4)	(48)
(Gains) losses reclassified to earnings, net of tax (provision)/benefit of: 2014 - $(2); 2013 - $(25); 2012 - $(10)	4	41	16
Available-for-sale securities:
Gains (losses) deferred, net of tax (provision)/benefit of: 2014 - $(12); 2013 - $(15); 2012 - $(13)	24	29	26
(Gains) losses reclassified to earnings, net of tax (provision)/benefit of: 2014 - $11; 2013 - $6; 2012 - $1	(24)	(13)	(3)
Total other comprehensive income (loss), net of tax	(2,533)	2,538	(229)
Comprehensive income	1,178	6,341	5,493
Less: comprehensive income attributable to the noncontrolling interests	(16)	(17)	(24)
Comprehensive income attributable to stockholders	$ 1,162	$ 6,324	$ 5,469